Stockholders’ Equity (Details Narrative) - USD ($)										1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 07, 2024	Dec. 31, 2022	Sep. 30, 2022	Aug. 01, 2022	Apr. 30, 2022	Mar. 11, 2022	Feb. 08, 2022	Dec. 28, 2021	Aug. 12, 2016	Aug. 31, 2022	Apr. 30, 2022	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 13, 2024	Sep. 30, 2023	[1]	Aug. 31, 2023	Jan. 31, 2023	Jan. 11, 2023	Apr. 29, 2022	Mar. 09, 2021	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for conversion of convertible debt, shares																	297,625	105
Debt, principal															$ 558,628
Accrued interest settled with common stock																		$ 16,340
Loss on settlement of convertible debt														$ 415,553	71,315	$ 433,807	$ 477,221	$ 1,795,652
Number of warrants to purchase								62,500																127,260
Exercise price per share		$ 111.04		$ 20.00	$ 8.00			$ 8.00		$ 16.00	$ 8.00							$ 111.04	$ 8.00					$ 18.80		$ 16.00
Aggregate intrinsic value of warrants												0			0
Number of shares vested under plan																	60,048
Restricted stock award granted value
Share based compensation															182,611	57,855	181,960	$ 237,547
Sale of stock consideration received per transaction	$ 2,250,000
Share based compensation arrangement by share based payment award description	(i) one share of the Company’s common stock, (ii) a warrant to purchase one share of the Company’s common stock exercisable at a purchase price of $18.80 per share, and (iii) a percentage of equity interest in Diagnostics such that, assuming the sale of all $2,250,000 of Units, SRO LLC will own a 22% interest in Diagnostics.
Proceeds from issuance of common stock	$ 4,500,000
Direct cost															$ 142,000
Common stock vesting of restricted stock unit																		3,500
Number shares issued for conversion of note, shares																		42,113
Number shares issued for conversion dividends payable, shares																		12,553
Shares exercised			62,500															62,500
Gain (Loss) on Sale of Assets and Asset Impairment Charges																		$ 1,198,438
Change in fair value of warrant liabilities, as restated				$ 146,624														398,675
Common stock issued for cash upon initial public offering and exercise of warrants, net of issuance costs, as restated			$ 2,031,250															$ 9,951,356	$ 2,031,249
Stock issued for cash, shares																		3,750
Preferred stock value share		0.00001										$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001		$ 0.00001
Exercise price				$ 32.00	$ 32.00			$ 40.00		$ 32.50								$ 32.00
Deemed dividend																		$ 439,427
Share price		16.00																$ 16.00					$ 1.00		$ 18.80
Deemed contribution																		$ 31,423
Stock issued for conversion, vallue
Warrants description																		The Series A Preferred Stock sold in the Company’s 2018 and 2019 private placement offerings included warrants to be issued upon the earlier of a closing of the sale of shares of common stock to the public or upon a listing of the Company’s common stock. The warrants will be exercisable for a period of three years after the date of issuance at an exercise price contingent on the terms of the public offering. The initial form of the warrants were expected to include contingent call features based on the terms of the public offering. As originally drafted, if an initial public offering occurs at a price at or above $111.04, then the warrants are callable if the 20-day VWAP of the common stock in at or above 150% of the variable exercise price. In the scenario where the common stock is listed with a common stock issuance price below $111.04, then the warrants are callable if the 20-day VWAP of the common stock is at or above the $166.56 exercise price. Upon the issuance of the warrants in September 2022, the contingent call features were not included in the agreements. Given the variability in the number of warrants and exercise price, the detachable warrants contained terms and features that gave rise to liability classification.
Warrant share price		$ 166.56																$ 166.56
Additional paid in capital		$ 26,518,433										$ 29,996,963			$ 29,996,963		$ 29,489,055	$ 26,518,433	$ 12,063,940		$ 29,402,533
Interest rate								10.00%		10.00%																	1.00%
Warrant term										4 years 6 months
Volatility rate		86.10%		80.00%	83.60%			86.30%		82.50%
Risk free rate				2.66%	2.55%			1.27%		3.43%
Four year warrant to purchase					62,500						62,500
Aggregate intrinsic value of warrants																	0
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued for cash, shares											10,000,000
Exercise price											$ 99.92
Risk free rate																		1.81%
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price											$ 40.00
Risk free rate																		1.96%
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative dividends percentage																		8.50%
Preferred stock value share		$ 1,000																$ 1,000
Additional paid in capital		$ 756,723																$ 756,723
Warrants liability		0																0
Warrants obligation liability		$ 421,768																$ 421,768
Boustead Securities LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt, principal												$ 0		1,527,750	$ 235,200	1,593,900	$ 1,925,700
Number of warrants to purchase		22,535										8,909			8,909		8,909	22,535
Exercise price per share				$ 20.00						$ 97.52		$ 18.80			$ 18.80		$ 18.80
Change in fair value of warrant liabilities, as restated															$ 99,543		$ 99,543
Exercise price				32.00
Share price				$ 20.00
Interest rate		10.00%																10.00%
Volatility rate				80.00%
Risk free rate				2.66%
Issuance of warrants shares				625
IPO [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative dividends, shares																		1,213
Cumulative dividends percentage																		8.50%
Conversion price percentage		90																90
Share price		$ 32.00																$ 32.00
conversion price		$ 28.80																$ 28.80
Cumulative dividends		$ 71,009																$ 71,009
Stock issued for conversion, vallue																		$ 402,064
IPO [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued for cash, shares																		42,113
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Escrow deposit	2,250,000
Right offering	4,500,000
Escrow deposit	$ 2,250,000
Initial public offering description	Unless the parties waive the conditions to closing, in the event the full $4,500,000 is not raised, whether through SRO LLC or through the Company’s existing stockholders, the Company will not close on the offering and any funds raised and held in escrow will be returned to investors
Commitment fee	$ 112,500
Related expense	$ 40,000
Research and Development Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation												$ 100,000		300,000	200,000	600,000	66,960	$ 131,965
Compensation under research and development												13,033		$ 41,190	46,986	41,190
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation															182,611	$ 57,855
Unrecognized compensation cost												$ 190,779			$ 190,779
Weighted average term															1 year 11 months 19 days
Unrecognized compensation cost		$ 61,111															$ 231,550	$ 61,111
Weighted Average Life (Years), Outstanding Ending																	1 year 21 days	1 year 9 months 29 days
Restricted Stock Units (RSUs) [Member] | Directors And Officers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted stock award granted shares												28,455		4,291	53,455	7,416
Restricted stock award granted value												$ 100,000		$ 47,400	$ 141,840	$ 95,400
Restricted Stock Units (RSUs) [Member] | Directors Officers and Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted stock award granted shares																	32,415	4,449
Restricted stock award granted value																	$ 352,400	$ 100,000
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for conversion of convertible debt, shares																	10,650
2018 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance																	3,000,000											3,000,000
Share granted under equity incentive plan												138,234			138,234		84,779
Number of shares vested under plan															79,395
Alto Convertible Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants to purchase																								8,909
Exercise price per share																								$ 18.80
2022 Convertible Note Derivative [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares exercised																		18,438
Change in fair value of warrant liabilities, as restated																		$ 1,475
December 2021 Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants to purchase		66,250																66,250
August 2022 Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in fair value of warrant liabilities, as restated																		$ 121,875
2022 Convertible Bridge Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share		$ 0.08																$ 0.08
Commitment fee						$ 64,285	$ 64,285
conversion price		$ 32.00																$ 32.00
Interest rate						6.00%	6.00%
2022 Convertible Bridge Notes [Member] | Boustead Securities LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants to purchase		2,582								2,582								2,582
Exercise price per share		$ 16.00								$ 16.00								$ 16.00
Change in fair value of warrant liabilities, as restated																		$ 92,336
Interest rate						10.00%	10.00%
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for conversion of convertible debt, shares												0		228,489	78,197	234,864		36,876
Debt, principal												$ 0		$ 1,527,750	$ 235,200	$ 1,593,900	$ 1,925,700
Accrued interest settled with common stock												0		220,689	18,783	240,831	294,927
Loss on settlement of convertible debt												$ 0		$ 415,553	$ 71,315	$ 433,807	$ 477,221
Restricted stock award granted shares												3,722	15,625		19,347		10,650	3,500
Restricted stock award granted value
Common stock issued for dividends payable																		$ 402,064
Cumulative dividends, shares																		105
Conversion of Stock, Shares Issued									5,625,000
Common stock issued for cash upon initial public offering and exercise of warrants, net of issuance costs, as restated																		$ 4
Stock issued for cash, shares												0		228,489	78,197	234,864	297,625	352,443
Share price		$ 32.00																$ 32.00
Stock issued for conversion, vallue
Common Stock [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants to purchase		42,113																42,113
Stock issued upon completion																		$ 9,951,356
Cumulative dividends, shares																		12,553
Four year warrant to purchase										21,453
Common Stock [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share										$ 97.52
Change in fair value of warrant liabilities, as restated										$ 111,296
Exercise price										$ 50.88
Warrant term										5 years
Volatility rate										101.40%
Risk free rate										3.74%
Four year warrant to purchase										3,218
Common Stock [Member] | Black Scholes Model [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share										$ 97.52
Change in fair value of warrant liabilities, as restated										$ 426,752
Exercise price										$ 32.50
Warrant term										5 years
Volatility rate										101.80%
Risk free rate										3.27%
Common Stock [Member] | 2022 Convertible Note Derivative [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative dividends, shares																		36,876
Conversion of Stock, Shares Issued																		18,438
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash, shares																		352,443
Warrant Liability Boustead Placement Agent Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant liabilities exercised										$ 64,140

[1]	The Reverse Stock Split (Note 1) also resulted in an adjustment to the condensed consolidated balance sheet for the period ended September 30, 2023 with an increase to additional paid in capital of $140 and an offsetting adjustment to the carrying value of common stock.